Subsequent Events (Details) - Long-term loans - Syndicated Loans 2023 ¥ in Billions	Apr. 23, 2023 JPY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Notional	¥ 100
Interest rate (%)	0.68%